Income Tax - Disclosure of Operating Tax Loss Carry Forwards Expiring Years (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	$ 31,745	$ 28,201
2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	0	1,993
2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	1,717	1,630
2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	1,542	1,709
2020 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	7,235	12,344
2021 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	8,226	8,025
2022 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	8,751	0
Tax Loss With No Expiry [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	$ 4,274	$ 2,500